Concentrations	6 Months Ended
Jun. 30, 2025
Concentrations [Abstract]
Concentrations

16. Concentrations

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the six months ended June 30, 2024 and 2025:

	For the six months ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Customer A	17.2%	35.4%
Customer B	—	15.5%
Customer C	—	14.6%
Customer D	13.7%	—
Customer E	12.8%	—

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s purchase for the six months ended June 30, 2024 and 2025:

	For the six months ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Supplier A	—	39.0%
Supplier B	—	14.2%
Supplier C	—	13.2%
Supplier D	15.7%	12.7%
Supplier E	11.5%	—
Supplier F	11.2%	—
Supplier G	10.5%	—
Supplier H	20.4%	—